Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks, including reserve requirements of $8,918 at 12/31/18 and $7,472 at 12/31/17	$ 40,553	$ 53,186
Interest-bearing deposits	2,817	4,118
Cash and cash equivalents	43,370	57,304
Investment securities available for sale	194,578	229,321
Other investments	4,361	1,830
Total securities	198,939	231,151
Mortgage loans held for sale	680	857
Loans	804,023	759,764
Less allowance for loan losses	(6,445)	(6,366)
Net loans	797,578	753,398
Premises and equipment, net	18,450	19,911
Cash surrender value of life insurance	15,936	15,552
Other real estate	27	118
Accrued interest receivable and other assets	18,271	13,875
Total assets	1,093,251	1,092,166
Deposits:
Non-interest bearing demand	298,817	285,406
NOW, MMDA & savings	475,223	498,445
Time, $250,000 or more	16,239	18,756
Other time	86,934	104,345
Total deposits	877,213	906,952
Securities sold under agreements to repurchase	58,095	37,757
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	13,707	10,863
Total liabilities	969,634	976,191
Commitments (Note 10)
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,995,256 shares at December 31, 2018 and December 31, 2017	62,096	62,096
Retained earnings	60,535	50,286
Accumulated other comprehensive income	986	3,593
Total shareholders' equity	123,617	115,975
Total liabilities and shareholders' equity	$ 1,093,251	$ 1,092,166